GENERAL INFORMATION AND BASIS OF PREPARATION - Exchange Rates (Details)	6 Months Ended
	Jun. 28, 2024 IDR (Rp)	Jun. 30, 2023	Dec. 31, 2023
British pound
Disclosure of Exchange Rates [Line Items]
Average foreign exchange rate	1.169	1.140
Closing foreign exchange rate	1.182		1.151
US dollar
Disclosure of Exchange Rates [Line Items]
Average foreign exchange rate	0.925	0.925
Closing foreign exchange rate	0.935		0.905
Norwegian krone
Disclosure of Exchange Rates [Line Items]
Average foreign exchange rate	0.087	0.089
Closing foreign exchange rate	0.088		0.089
Swedish krona
Disclosure of Exchange Rates [Line Items]
Average foreign exchange rate	0.088	0.088
Closing foreign exchange rate	0.088		0.090
Icelandic krona
Disclosure of Exchange Rates [Line Items]
Average foreign exchange rate	0.007	0.007
Closing foreign exchange rate	0.007		0.007
Australian dollar
Disclosure of Exchange Rates [Line Items]
Average foreign exchange rate	0.609	0.626
Closing foreign exchange rate	0.622		0.615
Indonesian Rupiah
Disclosure of Exchange Rates [Line Items]
Average foreign exchange rate	0.058	0.061
Closing foreign exchange rate	0.057		0.059
Foreign exchange rate, amount of currency obtained in exchange	Rp 1,000
New Zealand dollar
Disclosure of Exchange Rates [Line Items]
Average foreign exchange rate	0.563	0.578
Closing foreign exchange rate	0.570		0.571
Papua New Guinean kina
Disclosure of Exchange Rates [Line Items]
Average foreign exchange rate	0.245	0.262
Closing foreign exchange rate	0.243		0.243
Philippine peso
Disclosure of Exchange Rates [Line Items]
Average foreign exchange rate	0.016
Closing foreign exchange rate	0.016